Investment Strategy - Dana Limited Volatility ETF	Feb. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to preserve capital while generating current income by investing primarily in high-quality, cash flow–producing fixed income securities. The Fund focuses on U.S. government securities which are considered to have a lower risk of default.

The Fund may invest in fixed rate, floating rate, and adjustable rate securities. Fixed rate securities pay a constant interest rate over the life of the security, while floating rate and adjustable rate securities have interest payments that periodically reset based on prevailing market rates. The inclusion of floating and adjustable rate securities is intended to help reduce the Fund’s sensitivity to interest rate changes (interest rate risk) and enhance current income relative to comparable fixed income indexes.

The Fund typically targets a portfolio duration between 0.60 and 2.50 years. Duration is a measure of the sensitivity of a bond’s price to changes in interest rates; a shorter duration generally indicates lower interest rate risk. The Fund anticipates that the Fund’s minimum overall average credit quality will be similar to credit ratings assigned to U.S. Government and Government Agency debt instruments.  Therefore, the Fund currently targets a minimum overall average credit quality of at least AA-/Aa3 for the Fund, which indicates minimal credit risk (the risk that a bond issuer may fail to make timely payments of principal or interest).

Fund Attributes

The Fund will seek to provide monthly income in the form of cash distributions.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities that the Sub-Adviser believes contribute to the Fund’s objective of limiting volatility and preserving capital. These securities include U.S. government and agency securities and floating rate or adjustable rate instruments designed to reduce interest rate sensitivity. For purposes of this policy, the Fund defines “limited volatility” securities as those that exhibit relatively low historical price variability, low interest rate sensitivity (duration), and high credit quality (with a weighted average credit rating of at least AA-/Aa3).

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities that the Sub-Adviser believes contribute to the Fund’s objective of limiting volatility and preserving capital. These securities include U.S. government and agency securities and floating rate or adjustable rate instruments designed to reduce interest rate sensitivity. For purposes of this policy, the Fund defines “limited volatility” securities as those that exhibit relatively low historical price variability, low interest rate sensitivity (duration), and high credit quality (with a weighted average credit rating of at least AA-/Aa3).